Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities of discontinued operations in the consolidated balance sheets
December 31, 2021
RMB
Assets
Cash and cash equivalents	1,781,325
Restricted cash	20,941
Short-term investments	50,000
Prepaid expenses and other current assets	226,288
Assets of disposal group, current	2,078,554

Property and equipment, net	14,844
Operating lease right-of-use assets	27,549
Other non-current assets	1,837
Assets of disposal group, non-current	44,230

Assets of disposal group	2,122,784

Liabilities
Accrued payroll and other human resource expenses	968,829
Deferred revenue, current	1,255,667
Refund liabilities	885,905
Operating lease liabilities, current	15,663
Other current liabilities	82,069
Liabilities of disposal group, current	3,208,133

Operating lease liabilities, non-current	12,337
Liabilities of disposal group, non-current	12,337
Liabilities of disposal group	3,220,470

Schedule of discontinued operations in the consolidated statements of operations and comprehensive loss
	Year ended December 31,		For the period from January 1, 2022 through September 16,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	3,802,679	4,104,931	1,084,480
Cost of revenues	(2,089,623)	(2,271,802)	(431,438)
Sales and marketing expenses	(2,298,316)	(2,364,389)	(40,076)
Research and development expenses	(261,819)	(315,074)	(3,323)
General and administrative expenses	(139,689)	(237,270)	(63,917)
(Provision) reversal of lease termination loss	-	(67,413)	1,362
Total other income (expenses), net	254,968	238,138	(79,098)
Income tax expenses	(84)	-	(480)
Net (loss) income from discontinued operations	(731,884)	(912,879)	467,510
Net gain from disposal of discontinued operations*	-	-	355,278
Net (loss) income related to discontinued operations	(731,884)	(912,879)	822,788

*	Net gain from disposal of discontinued operations is resulted from the gain of RMB399,648 from disposal of investment in net deficits of disposed operations on September 16, 2022, partially offset by realized accumulated comprehensive other loss of RMB44,370.

Schedule of discontinued operations in the statements of cash flows
	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash generated from (used in) discontinued operating activities	485,846	(2,700,455)	(814,519)
Net cash (used in) generated from discontinued investing activities	(718,293)	3,724,917	(1,213,154)
Net cash used in discontinued financing activities	(2,025)	(12,354)	-